AZL Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 100 .3% ):
Domestic Equity Funds ( 34 .5% ):
453,612 AZL Mid Cap Index Fund, Class 2 $ 9,181,107
4,223,430 AZL S&P 500 Index Fund, Class 2 95,956,328
528,361 AZL Small Cap Stock Index Fund, Class 2 5,981,051
111,118,486
Fixed Income Fund ( 51 .3% ):
16,783,494 AZL Enhanced Bond Index Fund 164,981,743
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 14 .5% ):
2,484,931 AZL International Index Fund, Class 2 $ 46,468,213
Total Affiliated Investment Companies (Cost $257,416,081) 322,568,442
Total Investment Securities
(Cost $ 257,416,081 ) — 100 .3% 322,568,442
Net other assets (liabilities) — ( 0 .3 ) % (835,759)
Net Assets — 100.0% $ 321,732,683

AZL DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 100 .1% ):
Domestic Equity Fund ( 42 .2% ):
17,965,961 AZL DFA U.S. Core Equity Fund $ 266,435,204
Fixed Income Fund ( 41 .1% ):
26,452,691 AZL Enhanced Bond Index Fund 260,029,949
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .8% ):
9,974,060 AZL DFA International Core Equity Fund $ 106,123,995
Total Affiliated Investment Companies (Cost $545,626,284) 632,589,148
Total Investment Securities
(Cost $ 545,626,284 ) — 100 .1% 632,589,148
Net other assets (liabilities) — ( 0 .1 ) % (367,999)
Net Assets — 100.0% $ 632,221,149

AZL MVP Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 32 .2% ):
988,433 AZL Mid Cap Index Fund, Class 2 $ 20,005,879
8,549,910 AZL S&P 500 Index Fund, Class 2 194,253,956
1,152,487 AZL Small Cap Stock Index Fund, Class 2 13,046,150
227,305,985
Fixed Income Fund ( 48 .6% ):
34,840,745 AZL Enhanced Bond Index Fund 342,484,520
International Equity Fund ( 14 .2% ):
5,356,461 AZL International Index Fund, Class 2 100,165,816
Total Affiliated Investment Companies (Cost $611,462,551) 669,956,321
Shares Value
Unaffiliated Investment Company ( 0 .3% ):
Money Market Funds ( 0 .3% ):
1,786,554 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(a) $ 1,786,554
Total Unaffiliated Investment Company (Cost $1,786,554) 1,786,554
Total Investment Securities
(Cost $ 613,249,105 ) — 95 .3% 671,742,875
Net other assets (liabilities) — 4 .7% 32,956,033
Net Assets — 100.0% $ 704,698,908
(a) The rate represents the effective yield at March 31, 2025.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 62 $ 17,525,075 $ (113,898)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 157 17,461,344 107,761
$ (6,137)

AZL MVP DFA Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .1% ):
Domestic Equity Fund ( 39 .2% ):
32,721,796 AZL DFA U.S. Core Equity Fund $ 485,264,236
Fixed Income Fund ( 39 .1% ):
49,219,071 AZL Enhanced Bond Index Fund 483,823,465
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .8% ):
19,523,085 AZL DFA International Core Equity Fund $ 207,725,626
Total Affiliated Investment Companies (Cost $1,094,135,658) 1,176,813,327
Total Investment Securities
(Cost $ 1,094,135,658 ) — 95 .1% 1,176,813,327
Net other assets (liabilities) — 4 .9% 60,935,920
Net Assets — 100.0% $ 1,237,749,247
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 132 $ 37,311,450 $ (244,146)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 221 24,579,344 151,646
$ (92,500)

AZL MVP FIAM Multi-Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Company ( 95 .1% ):
Balanced Funds ( 95 .1% ):
18,145,004 AZL Fidelity Institutional Asset Management Multi-
Strategy Fund, Class 2 $ 272,537,963
Total Affiliated Investment Company (Cost $224,580,499) 272,537,963
Unaffiliated Investment Company ( 0 .3% ):
Money Market Funds ( 0 .3% ):
851,675 Dreyfus Treasury Securities Cash Management
Fund, Institutional Shares, 4.17%(a) 851,675
Total Unaffiliated Investment Company (Cost $851,675) 851,675
Total Investment Securities
(Cost $ 225,432,174 ) — 95 .4% 273,389,638
Net other assets (liabilities) — 4 .6% 13,270,489
Net Assets — 100.0% $ 286,660,127
(a) The rate represents the effective yield at March 31, 2025.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 20 $ 5,653,250 $ (40,686)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 76 8,452,625 52,212
$ 11,526

AZL MVP Global Balanced Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Amounts shown as “— “ are either $0 or round to less than $1.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Private Placements ( 0 .1% ):
Health Care Providers & Services ( 0 .1% ):
145,123 Grand Rounds, Inc., Series C, 0.00%*(a)(b) $ 108,842
Household Durables ( 0 .0%
†
):
23,389 Jawbone, 0.00%*(a)(b) —
Paper & Forest Products ( 0 .0%
†
):
386,370 Quintis Pty, Ltd., 0.00%*(a)(b) 3
Software ( 0 .0%
†
):
5,547 Lookout, Inc., 0.00%*(a)(b) 3,772
63,925 Lookout, Inc., Series F, Preferred Shares, 0.00%*(a)
(b) 86,299
90,071
Total Private Placements (Cost $1,138,655) 198,916
Principal Amount
Convertible Bond ( 0 .0%
†
):
Food Products ( 0 .0%
†
):
$ 400,000 REI Agro, Ltd., Registered Shares, 5.50%,
11/13/14*(a)(b)(c) —
Total Convertible Bond (Cost $—) —
Principal Amount Value
Corporate Bonds ( 0 .0%
†
):
Paper & Forest Products ( 0 .0%
†
):
$ 52,331 Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable
5/4/25 @ 100*(a)(b) $ 6,672
730,672 Quintis Australia Pty, Ltd., 12.00%, 10/1/28,
Callable 5/4/25 @ 109*(a)(b) —
Total Corporate Bonds (Cost $783,003) 6,672
Shares
Affiliated Investment Companies ( 95 .0% ):
Fixed Income Fund ( 48 .5% ):
21,501,539 AZL Enhanced Bond Index Fund
+
211,360,131
International Equity Fund ( 46 .5% ):
11,606,488 AZL MSCI Global Equity Index Fund, Class 2
+
202,301,093
Total Affiliated Investment Companies (Cost $356,479,574) 413,661,224
Total Investment Securities
(Cost $ 358,401,232 ) — 95 .1% 413,866,812
Net other assets (liabilities) — 4 .9% 21,391,462
Net Assets — 100.0% $ 435,258,274
† Represents less than 0.05%.
* Non-income producing security.
+ Affiliated Securities
(a) Rule 144A, Section 4(2) or other security which is restricted to resale to institutional investors.
(b) Security was valued using significant unobservable inputs as of March 31, 2025.
(c) Defaulted bond.
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 38 $ 10,741,175 $ (75,946)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 97 10,788,219 66,591
$ (9,355)

AZL MVP Growth Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 49 .2% ):
3,752,724 AZL Mid Cap Index Fund, Class 2 $ 75,955,141
32,468,973 AZL S&P 500 Index Fund, Class 2 737,695,064
4,387,964 AZL Small Cap Stock Index Fund, Class 2 49,671,752
863,321,957
Fixed Income Fund ( 24 .5% ):
43,771,357 AZL Enhanced Bond Index Fund 430,272,441
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 21 .3% ):
19,917,326 AZL International Index Fund, Class 2 $ 372,454,004
Total Affiliated Investment Companies (Cost $1,291,864,431) 1,666,048,402
Total Investment Securities
(Cost $ 1,291,864,431 ) — 95 .0% 1,666,048,402
Net other assets (liabilities) — 5 .0% 87,200,864
Net Assets — 100.0% $ 1,753,249,266
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 235 $ 66,425,688 $ (445,942)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 195 21,687,656 133,805
$ (312,137)

AZL MVP Moderate Index Strategy Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 39 .1% ):
530,863 AZL Mid Cap Index Fund, Class 2 $ 10,744,664
4,736,869 AZL S&P 500 Index Fund, Class 2 107,621,666
665,252 AZL Small Cap Stock Index Fund, Class 2 7,530,649
125,896,979
Fixed Income Fund ( 39 .1% ):
12,790,626 AZL Enhanced Bond Index Fund 125,731,853
Shares Value
Affiliated Investment Companies, continued
International Equity Fund ( 16 .8% ):
2,889,885 AZL International Index Fund, Class 2 $ 54,040,858
Total Affiliated Investment Companies (Cost $267,373,335) 305,669,690
Total Investment Securities
(Cost $ 267,373,335 ) — 95 .0% 305,669,690
Net other assets (liabilities) — 5 .0% 15,946,527
Net Assets — 100.0% $ 321,616,217
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 34 $ 9,610,525 $ (67,974)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 57 6,339,469 39,112
$ (28,862)

AZL MVP T. Rowe Price Capital Appreciation Plus Fund
Schedule of Portfolio Investments
March 31, 2025 (Unaudited)

See accompanying notes to the schedules of portfolio investments.
Percentages indicated are based on net assets as of March 31, 2025 .
Shares Value
Affiliated Investment Companies ( 95 .0% ):
Domestic Equity Funds ( 76 .5% ):
11,848,097 AZL S&P 500 Index Fund, Class 2 $ 269,188,755
29,370,030 AZL T. Rowe Price Capital Appreciation Fund 517,206,230
786,394,985
Shares Value
Affiliated Investment Companies, continued
Fixed Income Fund ( 18 .5% ):
19,398,700 AZL Enhanced Bond Index Fund $ 190,689,223
Total Affiliated Investment Companies (Cost $833,973,442) 977,084,208
Total Investment Securities
(Cost $ 833,973,442 ) — 95 .0% 977,084,208
Net other assets (liabilities) — 5 .0% 51,029,945
Net Assets — 100.0% $ 1,028,114,153
Futures Contracts
At March 31, 2025, the Fund's open futures contracts were as follows:
Long Futures
Description Expiration Date
Number of
Contracts Notional Amount
Value and Unrealized
Appreciation/
(Depreciation)
S&P 500 Index E-Mini June Futures (U.S. Dollar) 6/20/25 110 $ 31,092,875 $ (201,179)
U.S. Treasury 10-Year Note June Futures (U.S. Dollar) 6/18/25 184 20,464,250 126,257
$ (74,922)

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

1. Related Party Transactions
Allianz Investment Management LLC (the “Manager”) or an affiliate of the Manager serves as the investment adviser of certain underlying funds in which each Fund invests. At March
31, 2025, the following investments in underlying funds are noted as Affiliated Investment Companies in each Fund’s Schedule of Portfolio Investments.
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31 /2 5
Shares
as of
03/31 /2 5
AZL Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 167,169,124 $  693,933 $ (7,374,972) $  (1,134,041) $  5,627,699 $ 164,981,743 16,783,494
AZL International Index Fund,
Class 2 45,253,594 14,730 (2,320,433) 543,911 2,976,411 46,468,213 2,484,931
AZL Mid Cap Index Fund, Class 2 10,318,624 — (536,628) 83,835 (684,724) 9,181,107 453,612
AZL S&P 500 Index Fund, Class 2 103,147,864 190,575 (3,052,768) 2,076,667 (6,406,010) 95,956,328 4,223,430
AZL Small Cap Stock Index Fund,
Class 2 6,991,253 — (420,865) 56,341 (645,678) 5,981,051 528,361
$ 332,880,459 $  899,238 $ (13,705,666) $  1,626,713 $  867,698
$ 322,568,442
24,473,828
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03 /3 1 /2 5
Shares
as of
03/31 /2 5
AZL DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 107,830,064 $  156,570 $ (9,451,977) $  686,159 $  6,903,179 $ 106,123,995 9,974,060
AZL DFA U.S. Core Equity Fund 285,983,124 36,779 (7,354,945) 2,722,313 (14,952,067) 266,435,204 17,965,961
AZL Enhanced Bond Index Fund 267,018,997 — (14,049,751) 268,875 6,791,828 260,029,949 26,452,691
$ 660,832,185 $  193,34 9 $ (30,856,673) $  3,677,347 $  (1,257,060)
$ 632,589,148
54,392,712
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31 /2 5
Shares
as of
03/31 /2 5
AZL MVP Balanced Index Strategy Fund
AZL Enhanced Bond Index Fund $ 350,111,957 $ — $ (16,917,501) $ (1,921,593) $ 11,211,657 $ 342,484,520 34,840,745
AZL International Index Fund,
Class 2 100,108,056 394,096 (8,104,969) 1,116,250 6,652,383 100,165,816 5,356,461
AZL Mid Cap Index Fund, Class 2 21,689,065 — (361,780) 54,014 (1,375,420) 20,005,879 988,433
AZL S&P 500 Index Fund, Class 2 206,817,218 1,774,818 (5,656,791) 1,661,855 (10,343,144) 194,253,956 8,549,910
AZL Small Cap Stock Index Fund,
Class 2 14,443,473 — (97,992) 11,603 (1,310,934) 13,046,150 1,152,487
$ 693,169,769 $ 2,168,914 $ (31,139,033) $ 922,129 $ 4,834,542
$ 669,956,321
50,888,036
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31 /2 5
Shares
as of
03/31 /2 5
AZL MVP DFA Multi-Strategy Fund
AZL DFA International Core Equity
Fund $ 210,253,639 $ — $ (17,344,972) $ 1,378,887 $ 13,438,072 $ 207,725,626 19,523,085
AZL DFA U.S. Core Equity Fund 521,652,873 1,133,776 (15,289,179) 3,236,844 (25,470,078) 485,264,236 32,721,796
AZL Enhanced Bond Index Fund 496,168,465 — (25,502,526) 19,036 13,138,490 483,823,465 49,219,071
$ 1,228,074,977 $ 1,133,776 $ (58,136,677) $ 4,634,767 $ 1,106,484
$ 1,176,813,327
101,463,952

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

Value
12/31/24
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31/25
Shares
as of
03/31/25
AZL MVP FIAM Multi-Strategy Fund
AZL Fidelity Institutional Asset
Management Multi-Strategy
Fund, Class 2 $ 281,458,614 $ 3,837,702 $ (11,580,710) $ 1,911,894 $ (3,089,537) $ 272,537,963 18,145,004
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03/31 /2 5
Shares
as of
03/31 /2 5
AZL MVP Global Balanced Index Strategy
Fund
AZL Enhanced Bond Index Fund $ 216,921,097 $ — $ (11,326,975) $ (1,723,736) $ 7,489,745 $ 211,360,131 21,501,539
AZL MSCI Global Equity Index Fund,
Class 2 213,595,597 643,504 (9,050,945) 2,852,020 (5,739,083) 202,301,093 11,606,488
$ 430,516,694 $ 643,504 $ (20,377,920) $ 1,128,284 $ 1,750,662
$ 413,661,224
33,108,027
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03 /3 1 /2 5
Shares
as of
03/31 /2 5
AZL MVP Growth Index Strategy Fund
AZL Enhanced Bond Index Fund $ 441,903,068 $ — $ (23,410,680) $ (3,062,273) $ 14,842,326 $ 430,272,441 43,771,357
AZL International Index Fund,
Class 2 378,673,601 981,557 (36,983,972) 8,339,699 21,443,119 372,454,004 19,917,326
AZL Mid Cap Index Fund, Class 2 84,611,702 — (3,669,790) 578,302 (5,565,073) 75,955,141 3,752,724
AZL S&P 500 Index Fund, Class 2 786,869,284 769,678 (16,486,119) 7,368,333 (40,826,112) 737,695,064 32,468,973
AZL Small Cap Stock Index Fund,
Class 2 56,994,90 6 — (2,410,864) 303,181 (5,215,471) 49,671,752 4,387,964
$ 1,749,052,561 $ 1,751,235 $ (82,961,425) $ 13,527,242 $ (15,321,211)
$ 1,666,048,402
104,298,344
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03 /3 1 /2 5
Shares
as of
03 /3 1 /2 5
AZL MVP Moderate Index Strategy Fund
AZL Enhanced Bond Index Fund $ 128,943,747 $ — $ (6,640,675) $ (812,162) $ 4,240,943 $ 125,731,853 12,790,626
AZL International Index Fund,
Class 2 54,231,035 5,721 (4,439,132) 1,008,120 3,235,114 54,040,858 2,889,885
AZL Mid Cap Index Fund, Class 2 11,625,078 — (169,970) 28,973 (739,417) 10,744,664 530,863
AZL S&P 500 Index Fund, Class 2 115,279,762 229,350 (3,033,027) 1,273,390 (6,127,809) 107,621,666 4,736,869
AZL Small Cap Stock Index Fund,
Class 2 8,282,384 (1) — — (751,734) 7,530,649 665,252
$ 318,362,006 $ 235,070 $ (14,282,804) $ 1,498,321 $ (142,903)
$ 305,669,690
21,613,495
Value
12/31/2 4
Purchases
at Cost
Proceeds
from Sales
Net Realized
Gains (Losses)
Change in Net
Unrealized
Appreciation
(Depreciation)
Value
03 /3 1 /2 5
Shares
as of
03 /3 1 /2 5
AZL MVP T. Rowe Capital Appreciation Plus
Fund
AZL Enhanced Bond Index Fund $ 195,638,116 $ 776,883 $ (10,963,551) $ (1,959,001) $ 7,196,776 $ 190,689,223 19,398,700
AZL S&P 500 Index Fund, Class 2 288,814,630 2,371,649 (10,000,040) 4,207,801 (16,205,285) 269,188,755 11,848,097
AZL T. Rowe Price Capital
Appreciation Fund 540,887,047 582,832 (22,767,351) 2,148,601 (3,644,899) 517,206,230 29,370,030
$ 1,025,339,793 $ 3,731,364 $ (43,730,942) $ 4,397,401 $ (12,653,408)
$ 977,084,208
60,616,827

ALLIANZ VARIABLE INSURANCE PRODUCTS FUND OF FUND TRUST
NOTES TO THE SCHEDULES OF PORTFOLIO INVESTMENTS
March 31, 2025 (Unaudited)

2. Restricted Securities
A restricted security is a security which has been purchased through a private offering and cannot be resold to the general public without prior registration under the Securities Act of
1933 (the “1933 Act”) or pursuant to the resale limitations provided by Rule 144A under the 1933 Act, or an exemption from the registration requirements of the 1933 Act. Whether a restricted security is illiquid is determined pursuant to guidelines established by the Trustees. Not all restricted securities are considered illiquid. The illiquid restricted securities held as of March 31, 2025 are identified below.
AZL MVP Global Balanced Index Strategy Fund
(a) Acquisition date represents the initial purchase date of the security.
Security
Acquisition
Date (a)
Acquisition
Cost
Shares or
Principal
Amount Value
Percentage of Net
Assets
Grand Rounds, Inc., Series C 3/31/15 $ 399,608 145,123 $ 108 , 842 0.00%
Jawbone 1/24/17 – 23,389 – 0.00%
Lookout, Inc., Series F, Preferred Shares 9/19/14 481,99 4 63,925 86,299 0.00%
Lookout, Inc. 3/4/15 3,384 5,547 3 , 772 0.00%
Quintis Australia Pty, Ltd., 7.50%, 10/1/26, Callable 5/4/25
@ 100.00 10/25/18 52,331 52,331 6 , 672 0.00%
Quintis Australia Pty, Ltd., 12.00%, 10/1/28, Callable
5/4/25 @ 109.00 10/25/18 730,672 730,672 – 0.00%
Quintis Pty, Ltd. 10/25/18 253,669 386,370 3 0.00%
REI Agro, Ltd., Registered Shares, 5.50%, 11/13/14 2/7/12 – 400,000 – 0.00%